DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

December 3, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Moderate Allocation Fund, and DWS Equity Sector Strategy Fund (the “Funds”), each a series of Deutsche DWS Asset Allocation Trust (the “Trust”) (Reg. Nos. 033-86070; 811-08606)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 67 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on November 24, 2025.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/Caroline Pearson

Caroline Pearson

Managing Director and Regional Head of Legal Americas

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.